CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Mar. 28, 2014	Mar. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 17, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Notes and loans payable-current, discount amount	$ 0			$ 1,155
Preferred Stock, par value (in dollars per share)	$ 0.00001			$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	10,000,000			10,000,000	500,000
Preferred Stock, shares issued	0			0	0
Preferred Stock, shares outstanding	0			0	0
Common Stock, par value (in dollars per share)	$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorized	250,000,000		250,000,000	250,000,000	100,000,000	100,000,000	4,000,000
Common Stock, shares issued	55,399,839	49,496		53,239,369	35,192,045	30,005,185
Common Stock, shares outstanding	55,399,839			53,239,369	35,192,045